Type						13F-HR
Period						3/31/01
Filer
  CIK						0000838826
   CCC					viet#6jf
Filer
SROS	 					none
document-count				1
submission-contact
    name					JACQUELINE KEALY
    phone					(212) 207-2703
document
    type					13F-HR
    description				Form 13F Holdings Report


								UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437



The Institutional Investment Manager filing this report and the person by Whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      06/01/01

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			65

Form 13F information table value total (x$1000):	$134,167


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.


Artemis Investment Management LLC
Form 13F
March 31, 2001








Voting









---------


Title of

Value
Shares/
Sh/
Put/
Invstmt
Other

Name of Issuer
Class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgers
Sole
----------------------------
---------
---------
--------
--------
---
----
-------
----------
--------










Ace Limited
COM
G0070K103
39
1070
SH

Sole

1070
Advo Inc.
COM
007585102
4878
132200
SH

Sole

132200
Agrium Inc
COM
008916108
5119
406295
SH

Sole

406295
AirTran Holdings Inc
COM
00949P108
38
4880
SH

Sole

4880
Amerus Group
COM
03072M108
33
1080
SH

Sole

1080
Anadarko Petroleum Corp
COM
032511107
31
495
SH

Sole

495
Atlas Air Inc
COM
049164106
2981
105900
SH

Sole

105900
Ball Corp.
COM
058498106
33
715
SH

Sole

715
Baxter Intl.
COM
071813109
33
350
SH

Sole

350
BindView Development Corporati
COM
090327107
1557
503200
SH

Sole

503200
Biosource International Inc.
COM
09066H104
3277
506550
SH

Sole

506550
Borders Group Inc
COM
099709107
7560
449220
SH

Sole

449220
Brightpoint Inc.
COM
109473108
1450
602550
SH

Sole

602550
CCor.net Corp.
COM
125010108
2042
305335
SH

Sole

305335
Cabot Corp.
COM
127055101
5054
160435
SH

Sole

160435
Caminus Corp
COM
133766105
1551
75902
SH

Sole

75902
Consolidated Stores
COM
210149100
31
3080
SH

Sole

3080
Constellation Energy Grp
COM
210371100
34
770
SH

Sole

770
Cray Inc
COM
225223106
1568
850490
SH

Sole

850490
Darden Restaurants Inc
COM
237194105
34
1430
SH

Sole

1430
Delta and Pine Land Co.
COM
247357106
3355
139200
SH

Sole

139200
Dial Corp
COM
25247D101
26
2050
SH

Sole

2050
Duane Reade Inc.
COM
263578106
3562
102650
SH

Sole

102650
Dycom Industries Inc.
COM
267475101
27
2100
SH

Sole

2100
Entercom Communications Corp.
COM
293639100
4550
115780
SH

Sole

115780
Excel Technology Inc.
COM
30067T103
2391
135650
SH

Sole

135650
F.Y.I.
COM
302712104
6144
183760
SH

Sole

183760
Fannie MAe
COM
313586109
31
390
SH

Sole

390
FleetBoston Financial Corp.
COM
339030108
32
835
SH

Sole

835
Flowserve Corp
COM
34354P105
5400
240630
SH

Sole

240630
Hooper Holmes Inc.
COM
439104100
5879
684400
SH

Sole

684400
IMS Health Inc.
COM
449934108
31
1245
SH

Sole

1245
ITT Industries Inc
COM
450911102
40
1020
SH

Sole

1020
Intl Flav & Frag
COM
459506101
39
1775
SH

Sole

1775
Kroger
COM
501044101
35
1340
SH

Sole

1340
LCC International Inc.
COM
501810105
1615
323100
SH

Sole

323100
Lear Corp.
COM
521865105
30
1020
SH

Sole

1020
Lubrizol
COM
549271104
33
1095
SH

Sole

1095
Mesa Air Group Inc
COM
590479101
34
4090
SH

Sole

4090
Metro Goldwyn Mayer Inc.
COM
591610100
4108
239654
SH

Sole

239654
Mobile Mini Inc.
COM
60740F105
4388
159205
SH

Sole

159205
Mylan Labs
COM
628530107
34
1305
SH

Sole

1305
New York Times
COM
650111107
33
805
SH

Sole

805
North Fork Bancorp
COM
659424105
32
1225
SH

Sole

1225
Office Depot
COM
676220106
5518
630615
SH

Sole

630615
Omnicare Inc.
COM
681904108
4948
230665
SH

Sole

230665
Pactiv Corporation
COM
695257105
3271
270075
SH

Sole

270075
Parker-Hannifin Corp.
COM
701094104
37
920
SH

Sole

920
Protective Life Corp
COM
743674103
5425
176895
SH

Sole

176895
Radio One Inc (Non voting Stoc
COM
75040P405
4383
285075
SH

Sole

285075
Regeneration Technologies Inc.
COM
75886N100
3593
334255
SH

Sole

334255
Rural Cellular Corp.
COM
781904107
1705
63300
SH

Sole

63300
Six Flags Inc.
COM
83001P109
6832
353055
SH

Sole

353055
Skywest
COM
830879102
4390
188805
SH

Sole

188805
Smurfit Stone Container Corp.
COM
832727101
30
2245
SH

Sole

2245
Swift Transportation Co.
COM
870756103
38
2070
SH

Sole

2070
Sybron Dental Specialties Inc
COM
871142105
4649
221396
SH

Sole

221396
Transocean Sedco Forex Inc
COM
G90078109
29
675
SH

Sole

675
Triad Hospitals
COM

4457
157775
SH

Sole

157775
Tupperware Corporation
COM
899896104
34
1405
SH

Sole

1405
Tyson Foods Inc.
COM
902494103
36
2680
SH

Sole

2680
Valassis Communications
COM
918866104
3702
127650
SH

Sole

127650
Wendy's International Inc.
COM
950590109
38
1710
SH

Sole

1710
WorldCom Inc.
COM
98157D106
33
1745
SH

Sole

1745
Z-Tel Technologies Inc.
COM
988792107
1830
504700
SH

Sole

504700
REPORT SUMMARY
65
DATA
RECORDS
134167

0

























